Summary of Significant Accounting Policies - Schedule of Earnings Per Share, Basic and Diluted (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Average basic shares	47,965	47,469	46,992
Stock options		1	8
Management Incentive Plan shares	8	124	171
Restricted stock units	18	220	212
Average diluted shares	47,991	47,814	47,383